Details of Certain Consolidated Statements of Income Lines (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Total other revenues	$ 2,452	$ 2,164	$ 1,927
Global Network Services Partner Revenues [Member]
Component of Other Income, Nonoperating [Line Items]
Total other revenues	664	655	530
Net Gain (Loss) on Investment Securities [Member]
Component of Other Income, Nonoperating [Line Items]
Total other revenues	126	16	(5)
Other Revenues [Member]
Component of Other Income, Nonoperating [Line Items]
Total other revenues	$ 1,662	$ 1,493	$ 1,402